Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, net of allowance	¥ 46,756	¥ 22,281
Short-term borrowings of the consolidated VIEs		790
Long-term borrowings, current portion of the consolidated VIEs		4,502
Accounts payable of the consolidated VIEs	198,318	273,813
Accrued expenses and other current liabilities of the consolidated VIEs	149,982	227,026
Due to related parties, current of the consolidated VIEs	2,467	39,310
Advance workspace membership fee of the consolidated VIEs	17,730	24,106
Contract liabilities of the consolidated VIEs	7,637	11,708
Income tax payable of the consolidated VIEs	2,726	5,259
Deferred subsidiary income of the consolidated VIEs	3,204	5,869
Note payable of the consolidated VIEs
Option liabilities
Lease liabilities, current of the consolidated VIEs	36,927	162,791
Long-term borrowings of the consolidated VIEs		388
Refundable deposits from members, non-current of the consolidated VIEs	9,185	8,890
Deferred tax liability of the consolidated VIEs		19
Lease liabilities, non-current of the consolidated VIEs	70,628	153,298
Warrant liabilities of the consolidated VIEs
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	20,000,000	1,666,667
Ordinary shares, issued (in Shares) | shares	611,778	346,084
Ordinary shares, outstanding (in Shares) | shares	611,778	346,084
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	5,000,000	416,667
Ordinary shares, issued (in Shares) | shares	39,387	39,387
Ordinary shares, outstanding (in Shares) | shares	39,387	39,387